Condensed Financial Statements - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating expenses:
Selling and marketing expenses	$ (15,335)		$ (10,271)		$ (9,086)
General and administrative expenses	(70,324)		(56,954)		(46,640)
Operating loss	(93,819)		(72,634)		(56,094)
Equity in earnings of subsidiaries	(642)
Other income, net	8,548		8,509		28,410
Interest expense	(1,718)		(790)		(436)
Interest income	7,728		6,056		1,583
Income tax expense	(17,393)		(16,606)		(10,244)
Net income	86,584		80,979		90,811
Other comprehensive income:
Comprehensive income	87,942		99,786		100,249
Parent Company
Operating expenses:
Selling and marketing expenses					(75)
General and administrative expenses	(14,441)	[1]	(11,473)	[1]	(10,449)	[1]
Operating loss	(14,441)		(11,473)		(10,524)
Equity in earnings of subsidiaries	96,284		90,212		75,287
Other income, net	4,947		2,685		26,298
Interest expense	(985)		(445)		(250)
Interest income	9
Income before income taxes	85,814		80,979		90,811
Income tax expense	770
Net income	86,584		80,979		90,811
Other comprehensive income:
Equity in other comprehensive income of unconsolidated subsidiaries	1,358		18,807		9,438
Comprehensive income	$ 87,942		$ 99,786		$ 100,249

[1]	General and administrative expenses include $3.5 million, $3.5 million and $3.7 million of share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.